Investments in and Advances to Equity Accounted Investments - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2017 USD ($) shares	Aug. 31, 2014 USD ($) pool shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2014 shares
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%
Equity income			$ 7,680	$ 11,528	$ 4,951
Purchase price of acquisition			$ 0	$ 31,870	$ 0
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Number of stock purchase warrants (in shares) | shares						1
Ownership percentage			11.30%	10.20%
Equity Method Investment, Quoted Market Value			$ 14,300	$ 42,100
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		50.00%			50.00%
Stock Issued During Period, Shares, New Issues | shares		4,220,945
Number of Commercially Managed Tanker Pools | pool		4
Teekay Tanker Operations Ltd [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			11.30%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%
Common Stock [Member] | Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Accounted Investments, Number of shares owned | shares			3,400,000
Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition	$ 39,000
Working Capital [Member] | Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition		$ 6,700
Working Capital [Member] | Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition	13,100
Parent Company [Member] | Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Purchase price of acquisition		$ 23,700
Parent Company [Member] | Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition	39,000
Parent Company [Member] | Working Capital [Member] | Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition	$ 13,100
Parent Company [Member] | Class B [Member] | Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues | shares	13,800,000